Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful life
Office equipment, furniture and fixtures	3-5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of Disaggregation of revenue

	As of June 30,
	2018	2019
Wealth management	140,403	193,082
Distribution commissions	126,843	146,207
-- One time commissions	125,866	120,509
-- Over period commissions	977	25,698
Performance-based distribution fees	13,560	46,875
Corporate financing	13,710	6,271
Asset management	103	2,767
Management fees	103	2,767
Performance-based fees	-	-
Information technology and others	11,595	1,111
Total	165,811	203,231